Supplementary Cash Flow Information - Reconciliation of Liabilities Arising from Financing Activities (Detail) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 10,751,409
Cash flow	(155,379)
Non-Cash flow, Amortization of loans fee	16,715
Ending balance	10,612,745	$ 358,055
Long-term loans (include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,750,005
Cash flow	(1,124,699)
Non-Cash flow, Amortization of loans fee	16,715
Ending balance	9,642,021	325,305
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flow	969,353
Ending balance	969,353	32,704
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,404
Cash flow	(33)
Ending balance	$ 1,371	$ 46